SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Lewis and Clark Pharmaceuticals, Inc. [Member]
Schedule of weighted average shares outstanding

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of June 30, 2017 and 2016, as they would be anti-dilutive:

	2017	2016
Shares underlying options outstanding	262,240	157,240

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2016 and 2015, as they would be anti-dilutive:

	2016	2015
Shares underlying options outstanding	262,240	157,240